Litigation and Arbitration Proceedings	6 Months Ended
Jun. 30, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Litigation and Arbitration Proceedings

B.14. LITIGATION AND ARBITRATION PROCEEDINGS
Sanofi and its affiliates are involved in litigation, arbitration and other legal proceedings. These proceedings typically are related to product liability claims, intellectual property rights (particularly claims against generic companies seeking to limit the patent protection of Sanofi products), competition law and trade practices, commercial claims, employment and wrongful discharge claims, tax assessment claims, waste disposal and pollution claims, and claims under warranties or indemnification arrangements relating to business divestitures.
The matters discussed below constitute the most significant developments since publication of the disclosures concerning legal proceedings in the Company’s financial statements for the year ended December 31, 2019.

B.14.1. PRODUCTS

DEPAKINE® PRODUCT LITIGATION IN FRANCE
In July 2020, an Administrative Court recognized the liability of the French State in three legal proceedings initiated by families whose children were allegedly exposed in utero to Depakine®. When assessing the State’s liability, the Court also ruled on the liability of the prescribers and Sanofi-Aventis France (SAF), considering that their respective roles should also be taken into account in each of these situations although neither was party to the proceedings and consequently in a position to present arguments and facts. The allocation of liability varies in each of these cases, depending on the period and the alleged damage. Sanofi is considering procedural options to challenge these rulings related to SAF’s liability.
On July 1, 2020, a summons was filed before the civil court on behalf of several families against SAF and its insurer. Plaintiffs are notably arguing mental anguish and seeking compensation from SAF.
In the criminal investigation on Depakine® which has been pending before the Paris Civil Court since 2016, SAF is the object of a judicial supervision which is accompanied by the implementation of financial security guarantees in accordance with the rules of criminal procedure in France.
It is not possible, at this stage, to assess reliably the outcome of these lawsuits or the potential financial impact on Sanofi.

ZANTAC® LITIGATION IN THE US
In June 2020, the New Mexico Attorney General filed a complaint against Sanofi, the previous marketing authorization holders for branded OTC Zantac®, a dozen generic manufacturers, and several retailers. The complaint brings claims for alleged violations of the New Mexico Unfair Practices Act, violations of the New Mexico False Advertising Act, violations of the New Mexico Public Nuisance Statute, common law public nuisance, and negligence.
On June 6, 2020, Sanofi received a notice from the US Department of Justice Civil Division and US Attorney’s Office for the Eastern District of Pennsylvania of an investigation into allegations that pharmaceutical manufacturers violated the False Claims Act, 31 U.S.C. § 3729, in relation to the drug Zantac® and ranitidine hydrochloride through alleged failure to disclose to the federal government information about the potential presence of N-Nitrosodimethylamine (NDMA). The notice requests information and documents from Sanofi including applications and communications with FDA.
It is not possible, at this stage, to assess reliably the outcome of these lawsuits or the potential financial impact on Sanofi.

ZANTAC® LITIGATION IN CANADA
In May 2020, a Class Action proceeding was filed in Ontario Superior Court relating to ranitidine and naming Sanofi Consumer Health Inc., Sanofi-Aventis Canada Inc., Sanofi et. al. as Defendants. Representative Plaintiffs claim that they suffered personal injury, including cancer, from the ingestion of ranitidine and are seeking general, special, statutory, punitive and aggravated damages in an unspecified amount. Additionally, they seek restitution for unjust enrichment in an amount equivalent to the purchase price of Zantac®.
On May 29, 2020, an amended Class Action Proceeding now naming Sanofi Consumer Health Inc. as a Defendant along with 21 other Defendants was filed in the British Columbia Supreme Court. The Representative Plaintiff is claiming on behalf of all Canadian residents damages, including personal injury, arising allegedly from the ingestion of ranitidine. General, special and punitive damages are being claimed in an unspecified amount.
It is not possible, at this stage, to assess reliably the outcome of these lawsuits or the potential financial impact on Sanofi.

B.14.2. PATENTS

PRALUENT® (ALIROCUMAB)-RELATED AMGEN PATENT LITIGATION IN EUROPE
In the patent litigation in Italy, in June 2020, Amgen filed an interim proceeding with the Milan Court and requested a preliminary injunction on Praluent®.

PRALUENT® (ALIROCUMAB)-RELATED AMGEN OPPOSITION AND PATENT LITIGATION IN JAPAN
In April 2020, the Supreme Court denied Sanofi’s appeal in the invalidation action and the infringement proceeding. The injunction issued by the Tokyo District Court became enforceable and Sanofi complied. Praluent® is no longer commercialized in Japan.

JEVTANA® (CABAZITAXEL)-RELATED PATENT LITIGATION IN THE US
Jevtana® is covered by five Orange Book listed patents U.S. 5,847,170, U.S. 7,241,907, U.S. 8,927,592, U.S. 10,583,110 and U.S. 10,716,777. In May and June 2020, Sanofi filed patent infringement suits under Hatch-Waxman against 12 generic filers asserting the ‘110 patent in the U.S. District Court for the District of Delaware. No trial has been scheduled yet.

PLAVIX® LITIGATION (COMMONWEALTH) IN AUSTRALIA
In April 2020, the Commonwealth’s claim was dismissed. In May 2020, the Commonwealth filed a Notice of Appeal to the Full Court of the Federal Court.

B.14.3. CONTINGENCIES ARISING FROM CERTAIN BUSINESS DIVESTITURES

BOEHRINGER INGELHEIM (BI) RETAINED LIABILITIES
Following BI’s request for arbitration regarding its refuted claim for indemnification in relation to Zantac® litigation in the United States, Sanofi has filed its answer and asserted several counterclaims along with its own claims for indemnity under the relevant agreements including the Agreement for Sale and Purchase of BI’s CHC business.